Mineral Properties and Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Plant and Equipment

9.    Plant and Equipment

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance at December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649
Additions	3,122	390	6,411	994	-	68,214	79,131
Change in rehabilitation provision	550	-	-	-	-	-	550
Disposals	(1,859)	-	(328)	(30)	(26)	-	(2,243)
Reclassifications	10,158	9,190	(3,495)	36	6,142	(22,031)	-
Balance at December 31, 2018	$74,188	$141,318	$8,903	$2,163	$13,411	$59,104	$299,087

ACCUMULATED DEPRECIATION
Balance at December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985
Disposals	(1,719)	-	(264)	(31)	(26)	-	(2,040)
Reclassifications	3,152	538	(19)	37	(3,708)	-	-
Depreciation	6,840	12,656	833	282	331	-	20,942
Balance, December 31, 2018	$35,843	$65,547	$4,440	$950	$107	$-	$106,887

Net Book Value at December 31, 2018	$38,345	$75,771	$4,463	$1,213	$13,304	$59,104	$192,200

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance at December 31, 2016	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446
Additions	2,978	276	726	108	-	10,812	14,900
Changes in rehabilitation provision	312	-	-	-	-	-	312
Disposals	(3,461)	(1,184)	(3,006)	(110)	(515)	(730)	(9,006)
Reclassifications	4,703	579	(7,253)	70	-	1,898	(3)
Balance at December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649

ACCUMULATED IMPAIRMENT
Balance at December 31, 2016	$3,776	$16,154	$2,365	$-	$475	$-	$22,770
Disposals	(1)	-	-	-	(75)	-	(76)
Impairment reversal	(3,775)	(16,154)	(2,365)	-	(400)	-	(22,694)
Balance, December 31, 2017	$-	$-	$-	$-	$-	$-	$-

ACCUMULATED DEPRECIATION
Balance at December 31, 2016	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813
Disposals	(2,549)	(448)	(1,507)	(101)	(440)	-	(5,045)
Reclassifications	3,907	-	(3,920)	13	-	-	-
Impairment reversal	2,449	6,484	1,253	-	251	-	10,437
Depreciation	5,899	12,838	1,316	174	553	-	20,780
Balance at December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985

Net Book Value at December 31, 2017	$34,647	$79,385	$2,425	$501	$3,785	$12,921	$133,664

During the year ended December 31, 2018, spending on capital work in progress totaled $68,214 and is comprised of $59,356 on the Lindero Project construction, $7,062 at the Caylloma mine on the tailings dam expansion and other capital projects and $1,796 on the dry stack tailing expansion at the San Jose mine.

Mineral Properties and Exploration and Evaluation Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Plant and Equipment

8.    Mineral Properties and Exploration and Evaluation Assets

	Depletable		Not depletable
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance at December 31, 2017	$112,669	$164,198	$140,154	$4,150	$421,171
Additions	8,240	12,035	14,782	3,647	38,704
Changes in rehabilitation provision	716	(624)	918	-	1,010
Balance at December 31, 2018	$121,625	$175,609	$155,854	$7,797	$460,885

ACCUMULATED DEPLETION
Balance at December 31, 2017	$61,053	$63,506	$-	$-	$124,559
Depletion	7,154	16,372	-	-	23,526
Balance at December 31, 2018	$68,207	$79,878	$-	$-	$148,085

Net Book Value at December 31, 2018	$53,418	$95,731	$155,854	$7,797	$312,800

	Depletable		Not depletable
	Caylloma	San Jose	Lindero	Other	Total
COST
Balance at December 31, 2016	$100,630	$151,259	$130,590	$1,844	$384,323
Additions	10,599	13,888	9,234	2,508	36,229
Changes in rehabilitation provision	1,448	(931)	301	-	818
Disposals	-	-	-	(202)	(202)
Reclassifications	(8)	(18)	29	-	3
Balance at December 31, 2017	$112,669	$164,198	$140,154	$4,150	$421,171

ACCUMULATED IMPAIRMENT
Balance at December 31, 2016	$31,900	$-	$-	$-	$31,900
Impairment reversal	(31,900)	-	-	-	(31,900)
Balance at December 31, 2017	$-	$-	$-	$-	$-

ACCUMULATED DEPLETION
Balance at December 31, 2016	$42,059	$46,829	$-	$-	$88,888
Impairment reversal	13,038	-	-	-	13,038
Depletion	5,956	16,677	-	-	22,633
Balance at December 31, 2017	$61,053	$63,506	$-	$-	$124,559

Net Book Value at December 31, 2017	$51,616	$100,692	$140,154	$4,150	$296,612

As at December 31, 2018 the Company has capitalized interest of $1,125 (December 31, 2017 - $146) related to the Lindero Project.

The assets of the Caylloma Mine, San Jose Mine and the Lindero Project and their holding companies, are pledged as security under the Company’s credit facility.

(a)    Exploration and Evaluation Assets

Included in mineral properties are exploration and evaluation assets which are categorized as not depletetable in the above tables.

(i)    Tlacolula Property

On August 2, 2017, the Company completed a Purchase and Sale Agreement with Radius Gold Inc. to acquire the Tlacolula gold property (the “Property”) for total consideration of $1,328, comprising of $150 cash and the issuance of 239,385 common shares valued at $1,128. Radius was granted a 2% NSR royalty on the Property, of which one-half of the royalty can be purchased for $1,500. During the year ended December 31, 2018, the Company spent $170 (December 2017 - $ 1,486) on the Property.

(ii)   Other exploration projects

During the year ended December 31, 2018, the Company spent $3,647 (December 31, 2017 - $ 2,508) on acquisition and exploration of other projects in Serbia, Mexico and Argentina.